Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Inventory
Schedule of inventory

	2017	2016

Finished goods at plants/warehouses
Brazil	460,963	216,877
Abroad	728,272	729,973
Work in process	18,850	20,150
Raw materials	674,379	507,020
Supplies(*)	184,022	158,083
Imports in transit	13,917	5,911

	2,080,403	1,638,014

(*) Net of R$ 8,340 as at December 31, 2017 (R$ 11,455 as at December 31, 2016) related to the provision for obsolescence of the inventory for maintenance.